Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Communication Services: 10.9%
11,720	(1)	Alphabet, Inc. - Class A	$ 19,098,092	1.5
440,288	(1)	Altice USA, Inc.	12,143,143	1.0
140,718		Comcast Corp. – Class A	6,305,574	0.5
223,240	(1)	Facebook, Inc.- Class A	65,453,968	5.2
241,389	(1)	Snap, Inc.	5,452,977	0.4
50,105	(1)	Spotify Technology SA	14,137,627	1.1
90,357	(1)	Take-Two Interactive Software, Inc.	15,468,215	1.2
			138,059,596	10.9

		Consumer Discretionary: 16.9%
40,918	(1)	Amazon.com, Inc.	141,206,381	11.2
85,369	(1)	Burlington Stores, Inc.	16,811,717	1.3
120,993		Darden Restaurants, Inc.	10,486,463	0.8
55,871	(1)	O'Reilly Automotive, Inc.	26,015,214	2.1
213,070		Ross Stores, Inc.	19,406,416	1.5
			213,926,191	16.9

		Consumer Staples: 4.6%
102,110		Church & Dwight Co., Inc.	9,785,201	0.8
99,944		Constellation Brands, Inc.	18,437,669	1.5
197,120		Mondelez International, Inc.	11,515,750	0.9
224,031		Philip Morris International, Inc.	17,875,434	1.4
			57,614,054	4.6

		Financials: 1.5%
53,154		S&P Global, Inc.	19,476,689	1.5

		Health Care: 13.5%
322,563		AbbVie, Inc.	30,891,859	2.4
126,286		Agilent Technologies, Inc.	12,681,640	1.0
13,174	(1)	Align Technology, Inc.	3,912,415	0.3
46,708	(1)	BioMarin Pharmaceutical, Inc.	3,644,625	0.3
447,986	(1)	Boston Scientific Corp.	18,376,386	1.4
92,088		Danaher Corp.	19,013,409	1.5
167,923		Eli Lilly & Co.	24,918,094	2.0
160,685	(1)	Horizon Therapeutics Plc	12,070,657	1.0
41,820		Humana, Inc.	17,362,409	1.4
41,879	(1)	Tandem Diabetes Care, Inc.	4,720,601	0.4
15,653	(1)	Veeva Systems, Inc.	4,418,372	0.3
67,726	(1)	Vertex Pharmaceuticals, Inc.	18,903,681	1.5
			170,914,148	13.5

		Industrials: 4.7%
124,713		Ametek, Inc.	12,558,599	1.0
265,442		CSX Corp.	20,295,695	1.6
45,378		Roper Technologies, Inc.	19,385,028	1.5
39,559	(1)	United Rentals, Inc.	7,003,921	0.6
			59,243,243	4.7

		Information Technology: 43.3%
380,939	(1)	Advanced Micro Devices, Inc.	$ 34,596,880	2.7
1,156,008		Apple, Inc.	149,171,272	11.8
100,011	(1)	Autodesk, Inc.	24,572,703	1.9
281,793	(1)	Cadence Design Systems, Inc.	31,253,662	2.5
74,121	(1)	DocuSign, Inc.	16,528,983	1.3
108,730	(1)	Five9, Inc.	13,856,551	1.1
60,763		Global Payments, Inc.	10,731,961	0.9
117,641		Intuit, Inc.	40,632,025	3.2
99,579		Lam Research Corp.	33,492,401	2.7
278,044		Microsoft Corp.	62,707,263	5.0
25,780		Monolithic Power Systems, Inc.	6,886,612	0.5
108,807		Motorola Solutions, Inc.	16,837,883	1.3
42,805	(1)	RingCentral, Inc.	12,446,410	1.0
40,359	(1)	ServiceNow, Inc.	19,453,845	1.5
56,924	(1)	Twilio, Inc.	15,355,818	1.2
277,703		Visa, Inc. - Class A	58,870,259	4.7
			547,394,528	43.3

		Materials: 1.0%
53,670		Avery Dennison Corp.	6,192,981	0.5
89,751	(1)	Crown Holdings, Inc.	6,897,365	0.5
			13,090,346	1.0

		Real Estate: 1.9%
79,661		SBA Communications Corp.	24,381,842	1.9

	Total Common Stock
	(Cost $820,008,414)		1,244,100,637	98.3

EXCHANGE-TRADED FUNDS: 1.1%
59,598	(2)	iShares Russell 1000 Growth ETF	13,583,576	1.1

	Total Exchange-Traded Funds
	(Cost $8,392,196)		13,583,576	1.1

	Total Long-Term Investments
	(Cost $828,400,610)		1,257,684,213	99.4

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
		Repurchase Agreements: 0.1%
1,000,000	(3)	Citigroup, Inc., Repurchase Agreement dated 08/31/20, 0.09%, due 09/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-5.500%, Market Value plus accrued interest $1,020,000, due 03/31/24-07/20/70)	$ 1,000,000	0.1
157,608	(3)	TD Securities (USA) LLC, Repurchase Agreement dated 08/31/20, 0.09%, due 09/01/20 (Repurchase Amount $157,608, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-8.125%, Market Value plus accrued interest $160,760, due 11/30/20-08/01/50)	157,608	0.0

	Total Repurchase Agreements
	(Cost $1,157,608)		1,157,608	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
22,864,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%
	(Cost $22,864,000)	22,864,000	1.8

	Total Short-Term Investments
	(Cost $24,021,608)	24,021,608	1.9

	Total Investments in Securities (Cost $852,422,218)	$ 1,281,705,821	101.3
	Liabilities in Excess of Other Assets	(16,904,571)	(1.3)
	Net Assets	$ 1,264,801,250	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2020.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$1,244,100,637	$–	$–	$1,244,100,637
Exchange-Traded Funds	13,583,576	–	–	13,583,576
Short-Term Investments	22,864,000	1,157,608	–	24,021,608
Total Investments, at fair value	$1,280,548,213	$1,157,608	$–	$1,281,705,821

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $863,841,584.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$432,153,288
Gross Unrealized Depreciation	(14,289,051)
Net Unrealized Appreciation	$417,864,237